Leader Capital Short Term High Yield Bond Fund

Institutional Shares:	LCCIX
Investor Shares:	LCCMX
Class A Shares:	LCAMX
Class C Shares:	LCMCX

Leader Capital High Quality Income Fund

Institutional Shares:	LCTIX
Investor Shares:	LCTRX
Class A Shares:	LCATX
Class C Shares:	LCCTX

Supplement dated January 17, 2025

to the Statement of Additional Information (“SAI”) dated November 28, 2024

Effective immediately, the following supersedes any contrary information contained in the Funds’ current SAI.

The following table replaces the information under the heading “Management” on page 44 of the SAI:

Interested Trustee and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by the Officer	Other Directorships held by Officer During the Past Five Years
John E. Lekas - 1958	Trustee Since 2019 and Chairman of the Board since 2022; President since 2019; Treasurer from 2019 to 2022 and since 2025	President, Chief Executive Officer, and Senior Portfolio Manager at the Adviser, 1997-present	2	None
Candy Dillon - 1970	Chief Compliance Officer and Anti Money Laundering Officer Since 2025	Operations Manager at the Adviser, 2000-present; Chief Compliance Officer at the Adviser, 2017-present	N/A	N/A
Bo Howell - 1981	Secretary Since 2022	Managing Partner, FinTech Law, LLC, 2022-present; CEO of CCO Technology, LLC (d/b/a Joot), 2018-present; Shareholder, Strauss Troy Co., LPA, 2020-2022; Partner, Practus LLP, 2018-2020	N/A	N/A

*The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

You should read this Supplement in conjunction with the Prospectus and SAI dated November 28, 2024, each as may be amended from time to time, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (800) 711-9164.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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